ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Related party	Total current assets
Current assets	$ 19,523	$ 724
Qatar Airways [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	Qatar Airways
Relationship	Indirect shareholder
Country of origin	US$
Currency	Qatar
Current assets	$ 257	703
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	TAM Aviação Executiva e Taxi Aéreo S.A.
Relationship	Common shareholder
Country of origin	BRL
Currency	Brazil
Current assets		2
Delta Air Lines Inc. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	Delta Air Lines Inc.
Relationship	Shareholder
Country of origin	US$
Currency	U.S.A.
Current assets	$ 19,228
Granja Marina Tornagaleones S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	87.752.000-5
Related party	Granja Marina Tornagaleones S.A.
Relationship	Common shareholder
Country of origin	CLP
Currency	Chile
Current assets		6
Parque de Chile S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	76.335.600-0
Related party	Parque de Chile S.A.
Relationship	Related director
Country of origin	CLP
Currency	Chile
Current assets	$ 2	2
Rio Dulce S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.989.370-3
Related party	Rio Dulce S.A.
Relationship	Related director
Country of origin	CLP
Currency	Chile
Current assets	$ 1	4
Inversiones Costa Verde Ltda. y CPA. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.810.370-9
Related party	Inversiones Costa Verde Ltda. y CPA.
Relationship	Related director
Country of origin	CLP
Currency	Chile
Current assets	$ 35	$ 7